Shareholder Report, Line Graph (Details) - USD ($)									3 Months Ended	12 Months Ended		15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jan. 31, 2022	Jun. 22, 2021	Aug. 01, 2019	Dec. 20, 2018	Jan. 30, 2018	Nov. 03, 2016	Sep. 30, 2015	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2022	Sep. 29, 2017	Sep. 29, 2023	Sep. 28, 2018	Sep. 30, 2024	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 29, 2023	Sep. 30, 2024	Sep. 30, 2025
C000003572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at POP
Accumulated Value	[1],[2]							$ 10,000			$ 10,238.89445		$ 10,504.60973		$ 10,407.92493		$ 11,411.11111		$ 12,056.83707	$ 12,272.40134	$ 10,630.1934	$ 10,849.17551	$ 12,175.83804	$ 12,597.43116
C000049901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at POP
Accumulated Value	[3],[4]							10,000			10,922.03154		10,990.64783		11,433.90671		13,415.47098		11,672.29397	16,380.02002	13,587.18656	13,605.62386	18,330.90421	17,725.59115
C000049913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Newfleet High Yield Fund (Class A/PHCHX) at POP
Accumulated Value	[5],[6]							10,000			10,644.37711		11,395.02525		11,710.71256		12,295.29847		12,649.82816	14,189.95877	12,323.96828	13,589.79696	15,592.115	16,672.17782
C000049915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at POP
Accumulated Value	[7],[8]							10,000			10,602.40121		11,200.49784		11,184.75144		11,904.05407		12,244.1336	13,033.45841	11,437.21359	12,096.55769	13,614.40859	14,371.58416
C000049918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at POP
Accumulated Value	[9],[10]							10,000			10,254.30062		10,569.25045		10,574.92403		11,063.8589		11,406.7432	11,723.36113	10,826.48205	11,386.08838	12,446.72166	13,062.08977
C000049922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at POP
Accumulated Value	[11],[12]							10,000			10,847.3583		12,008.34993		11,918.27736		14,198.71186		13,330.53928	15,173.30909	14,092.59471	13,754.04577	17,541.36823	19,401.94088
C000052537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at POP
Accumulated Value	[13],[14]							10,000			10,370.23652		10,716.2742		11,386.31158		11,407.36504		10,437.71473	13,057.71245	12,582.0746	13,181.62535	16,186.52261	17,806.66853
C000058006 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at POP
Accumulated Value	[15],[16]							10,000			10,154.88395		10,589.50888		11,036.6681		11,235.80818		11,049.20549	11,977.64716	11,633.67086	12,936.69301	14,071.34373	14,872.0647
C000074732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at POP
Accumulated Value	[17],[18]							10,000			10,749.75157		10,945.24971		11,764.21626		13,726.44352		12,353.05391	16,402.34311	12,522.32388	12,769.34265	16,757.98267	16,827.53472
C000117511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at POP
Accumulated Value	[19],[20]							10,000			11,772.84399		15,000.40758		16,106.3619		16,088.29882		18,498.76051	24,102.80284	13,218.91491	16,805.85115	21,532.16706	23,105.20176
C000133101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at POP
Accumulated Value	[21],[22]							10,000			11,402.27493		13,696.14013		14,668.55543		15,269.68525		19,193.46504	22,869.32889	15,840.15236	18,489.57293	23,097.87348	24,781.25995
C000173499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at POP
Accumulated Value	[23],[24]							10,000			10,903.22889		12,289.3798		11,582.75973		12,235.737		12,874.71265	13,979.64678	10,303.33422	10,230.26091	11,004.83782	11,881.71732
C000173503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at POP
Accumulated Value	[25],[26]							10,000			10,047.08806		10,178.82154		10,225.17416		10,728.44005		11,072.39452	11,231.40979	10,495.43221	10,973.22758	11,959.30559	12,562.07263
C000173507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at POP
Accumulated Value	[27],[28]							10,000			10,126.91398		10,175.17866		10,139.95706		10,900.02922		11,245.65082	11,475.06697	10,293.40822	10,513.34211	11,322.51337	11,463.51121
C000227967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus KAR Developing Markets Fund (Class A/VDMAX) at POP
Accumulated Value	[29],[30]		$ 10,000						$ 9,100.35			$ 6,410.158965		$ 7,343.494546		$ 8,907.297367		$ 10,732.49645
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					$ 2,500,000		$ 2,500,000	10,000			10,519.24342		10,526.87163		10,398.85787		11,469.51656		12,270.64709	12,160.81891	10,385.38445	10,452.30854	11,661.48169	11,997.76815
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FT Wilshire 5000 Index
Accumulated Value								10,000			11,535.08246		13,717.63728		16,132.55486		16,600.94196		19,113.30955	25,297.1764	20,953.97998	25,245.11955	34,124.63325	40,083.95262
MSCI All Country World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World Index (net)
Accumulated Value		$ 2,500,000				$ 2,500,000	2,500,000	10,000			11,195.71456		13,283.51186		14,581.90732		14,783.01758		16,326.85802	20,806.23051	16,507.74865	19,941.78789	26,274.43582	30,811.2315
MSCI World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index (net)
Accumulated Value		$ 2,500,000						10,000			11,135.76781		13,158.63698		14,637.34465		14,904.85167		16,456.02823	21,198.79253	17,036.86133	20,777.12041	27,514.41172	32,260.0926
MSCI All Country World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World ex USA Index (net)
Accumulated Value								10,000			10,925.62575		13,068.09539		13,298.42152		13,134.99461		13,529.26411	16,764.87971	12,545.79179	15,103.58653	18,932.83247	22,046.42926
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (net)
Accumulated Value			$ 10,000	$ 2,500,000				10,000	$ 9,392.715991		11,678.32529	$ 6,752.028275	14,301.20876	$ 7,541.969603	14,185.11662	$ 9,506.813618	13,899.07568	$ 11,153.64412	15,363.87027
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value								10,000			10,557.9943		10,650.25931		10,687.31478		11,601.13586		12,075.83981	12,393.19786	10,967.92555	11,260.11306	12,427.99461	12,601.07937
FTSE Nareit Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Nareit Equity REITs Index
Accumulated Value								10,000			11,986.07737		12,065.93795		12,524.13652		14,830.85409		12,136.86145	16,674.99208	13,939.01579	14,355.33955	19,342.19942	18,958.52186
Bloomberg U S High Yield 2 Issuer Capped Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Accumulated Value							2,500,000	10,000			11,274.40676		12,274.80498		12,649.5109		13,453.05469		13,883.41234	15,448.57711	13,263.15184	14,626.72825	16,927.70024	18,181.51958
ICE BofA 1 3 Year A BBB U S Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-3 Year A-BBB U.S. Corporate Index
Accumulated Value							2,500,000	10,000			10,262.68962		10,449.01079		10,535.94791		11,106.77074		11,588.97315	11,748.34314	11,044.42889	11,489.987	12,462.50055	13,075.6024
Virtus Global Infrastructure Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Virtus Global Infrastructure Linked Benchmark
Accumulated Value						2,500,000		10,000			11,361.1122		12,653.95354		12,748.03423		14,927.48306		13,727.92747	15,826.17252	14,701.26062	14,756.55061	18,914.29537	20,519.99567
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P UBS Leveraged Loan Index
Accumulated Value							2,500,000	10,000			10,534.79054		11,099.63944		11,718.84034		12,083.67945		12,184.57883	13,215.28184	12,868.66845	14,473.82852	15,870.98643	16,995.52267
FTSE Developed Core Infrastructure 50 50 Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Developed Core Infrastructure 50/50 Index (net)
Accumulated Value						$ 2,500,000		10,000			11,464.82591		12,769.46939		12,864.40892		15,063.75358		13,853.24745	15,970.64703	14,835.46599	14,891.26071	19,086.96084	20,707.31931
FTSE EPRA Nareit Developed Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE EPRA Nareit Developed Index (net)
Accumulated Value							$ 2,500,000	10,000			11,484.96371		11,550.1937		11,972.80081		13,528.97571		11,054.92662	14,331.55989	11,068.77681	11,250.603	14,498.04004	14,452.72367
MSCI All Country World ex USA Small Mid Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World ex USA Small Mid Cap Index (net)
Accumulated Value								10,000			11,223.69424		13,322.34529		13,623.50913		13,004.40699		13,638.67103	17,586.13859	12,512.1413	15,007.75331	18,461.14064	21,641.97324
MSCI Emerging Markets Small Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Small Cap Index (net)
Accumulated Value				$ 2,500,000				10,000			11,264.69834		12,942.24173		12,398.08295		11,717.40756		12,524.51427	17,940.17445	13,772.77824	16,949.29749	20,850.06886	22,576.89174
ICE BofA 1 5 Year U S Corporate And Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-5 Year U.S. Corporate & Government Bond Index
Accumulated Value					$ 2,500,000			10,000			10,210.27799		10,263.97687		10,231.85856		10,847.91278		11,370.96647	11,391.80525	10,558.39303	10,846.90946	11,725.30173	12,214.51488
ICE BofA 1 22 Year U S Municipal Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-22 Year U.S. Municipal Securities Index
Accumulated Value								$ 10,000			$ 10,484.59152		$ 10,596.55352		$ 10,598.98558		$ 11,432.78465		$ 11,868.01824	$ 12,140.17508	$ 10,985.57382	$ 11,288.52889	$ 12,316.79903	$ 12,588.09568

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[9]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[13]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[14]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[15]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[16]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[17]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[18]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[19]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[20]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[21]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[22]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[23]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[24]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[25]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[26]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[27]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[28]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[29]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[30]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.